SHORT-TERM AND LONG-TERM LOANS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Bank deposit, serves as bank borrowing security, classified as current	$ 103,179	$ 97,988
Bank deposit, serves as bank borrowing security, classified as non-current		109,495
Long term debt		100,000
Repayment of short-term loans	$ 153,500	90,000	$ 180,670
Short Term Debt [Member]
Debt Instrument [Line Items]
Debt instrument, interest rates above LIBOR	1.00%
Repayment of short-term loans			$ 180,670
Undrawn lines of credit		59,999
Reclassification from long-term loan to short-term loan	$ 59,999
Short Term Debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rates above LIBOR	1.00%
Short Term Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rates above LIBOR	2.60%
Long Term Debt [Member]
Debt Instrument [Line Items]
Long term debt		180,750
Bank Borrowings [Member]
Debt Instrument [Line Items]
Secured Bank Borrowings	$ 100,000	80,750
Repayment of short-term loans	80,750
Bank Borrowings [Member] | Short Term Debt [Member]
Debt Instrument [Line Items]
Bank deposit, serves as bank borrowing security, classified as current	103,179	97,988
Bank deposit, serves as bank borrowing security, classified as non-current	0	109,495
Pledged deposits released by financial institutions	92,336
Bank Time Deposits [Member]
Debt Instrument [Line Items]
Bank Deposits	$ 103,179	$ 97,988